Acquisition of Alpha Mind - Schedule of Carrying Amount of Goodwill (Details) - Acquisition of Alpha Mind [Member] ¥ in Thousands	9 Months Ended
Sep. 29, 2024 CNY (¥)
Goodwill [Line Items]
Balance as of December 28, 2023	¥ 1,284,218
Goodwill allowance	(574,978)
Balance as of September 30, 2024	¥ 709,240